Accounts Receivable and Others Assets - Schedule of Accounts Receivable and Others (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Schedule of Accounts Receivable and Others [Abstract]
Trade accounts receivable	R$ 291,516	R$ 385,058
Recoverable taxes	25,641	15,648
Advances to suppliers	13,478	19,813
Other receivables	11,173	8,946
Total current	341,808	429,465
Trade accounts receivable	349,358	521,210
Recoverable taxes	115,494	76,089
Judicial deposits	5,616	6,544
Consortium	1,869
Total noncurrent	R$ 472,337	R$ 603,843